Elizabeth Gioia Vice President, Corporate Counsel
The Prudential Insurance Company of America 213 Washington Street, Newark, NJ 07102-2917 Tel 203-402-1624 Elizabeth.gioia@prudential.com

March 22, 2021

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re: Registration Statement on Form N-4
SEC File Nos. 33-47753
Prudential Annuities Life Assurance Corporation Variable Account B (Registrant)
Prudential Annuities Life Assurance Corporation (Depositor)

Members of the Commission:

On behalf of the above-named Registrant, submitted for filing under the Securities Act of 1933, this submission is being made solely to obtain series and class (contract) identifiers for the following variable annuity product under the Prudential Annuities Life Assurance Corporation Variable Account B (811-05438):

Contract: Alliance Capital Navigator Annuity (33-47753).

Any questions regarding this submission should be directed to Elizabeth Gioia, Vice President, Corporate Counsel, at Prudential at (203) 402-1624.

Sincerely,

/s/Elizabeth Gioia
Elizabeth Gioia
Vice President, Corporate Counsel